Leases - Right-of-use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Leases
Right-of-use assets at beginning of year	€ 45,468	€ 54,797
Right-of-use assets at end of year	201,131	45,468
Land and buildings
Leases
Right-of-use assets at beginning of year	45,390	54,696
Right-of-use assets at end of year	192,633	45,390
Company Cars and Equipment
Leases
Right-of-use assets at beginning of year	78	101
Right-of-use assets at end of year	8,498	78
Cost
Leases
Right-of-use assets at beginning of year	89,722	89,561
Additions	5,003	161
Additions through business combination	166,431
Currency Translation	(1,317)
Right-of-use assets at end of year	259,841	89,722
Cost | Land and buildings
Leases
Right-of-use assets at beginning of year	89,510	89,369
Additions	3,935	141
Additions through business combination	158,254
Currency Translation	(1,289)
Right-of-use assets at end of year	250,411	89,510
Cost | Company Cars and Equipment
Leases
Right-of-use assets at beginning of year	213	193
Additions	1,068	20
Additions through business combination	8,177
Currency Translation	(28)
Right-of-use assets at end of year	9,431	213
Accumulated depreciation and impairment
Leases
Right-of-use assets at beginning of year	(44,254)	(34,765)
Depreciation Charge of the year	14,456	9,489
Right-of-use assets at end of year	(58,710)	(44,254)
Accumulated depreciation and impairment | Land and buildings
Leases
Right-of-use assets at beginning of year	(44,119)	(34,673)
Depreciation Charge of the year	13,658	9,446
Right-of-use assets at end of year	(57,777)	(44,119)
Accumulated depreciation and impairment | Company Cars and Equipment
Leases
Right-of-use assets at beginning of year	(135)	(92)
Depreciation Charge of the year	798	43
Right-of-use assets at end of year	€ (933)	€ (135)